UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5021

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Short Intermediate Municipal Bond Fund	December 31, 2004 (Unaudited)
Statement of Investments

	Amount ($)	Value ($)
Long-Term Municipal Investments--100.8%

Alabama--1.0%

Jefferson County, Limited Obligation
School Warrants:
5%, 1/1/2007	1,500,000	1,570,470
5%, 1/1/2008	1,000,000	1,064,520

Alaska--1.0%

Alaska Housing Finance Corp.
(State Capital Project) 4%, 7/1/2005 (Insured; MBIA)	2,635,000	2,661,561

Arizona--1.9%

Maricopa County Pollution Control Corp., PCR
(Southern California Edison Co.) 2.90%, 3/2/2009	5,000,000	4,908,950

Arkansas--.8%

Arkansas Student Loan Authority, Revenue
(Student Loan) 5.35%, 6/1/2009	2,000,000	2,100,820

California--6.5%

California:
1.98%, 2/3/2005	4,250,000	4,249,915
Economic Recovery
5%, 7/1/2008	2,000,000	2,162,380

California Department of Water Resources,
Power Supply Revenue
5.25%, 5/1/2007 (Insured; MBIA)	2,500,000	2,675,325

California Pollution Control Financing Authority,
PCR (Southern California Edison Co.)
2%, 3/1/2006	3,500,000	3,464,825

California Statewide Communities Development Authority,
COP (The Internext Group) 4.25%, 4/1/2005	1,975,000	1,981,103

Redding, Electric System Revenue, COP
9.613%, 6/1/2005 (Insured; FGIC)	550,000 a	564,053

San Diego County, COP
(Burnham Institute) 5.15%, 9/1/2006	400,000	413,560

Truckee-Donner Public Utility District, COP:
3%, 1/1/2005 (Insured; ACA)	500,000	500,000
4%, 1/1/2007 (Insured; ACA)	1,000,000	1,026,520

Colorado--1.2%

Countrydale Metropolitan District

3.50%, 12/1/2007 (LOC; Compass Bank)	3,000,000	3,023,400

Connecticut--.9%

Greenwich Housing Authority, MFHR (Greenwich Close):
5.95%, 9/1/2006	310,000	316,243
6.05%, 9/1/2007	330,000	339,560

Mashantucket Western Pequot Tribe, Special Revenue
6.50%, 9/1/2005	1,260,000	1,292,382

Mohegan Tribe of Indians of Connecticut Gaming Authority,
Priority Distribution Payment, Public Improvement
5%, 1/1/2008	500,000	521,155

District of Columbia--1.7%

District of Columbia:
5%, 6/1/2005	500,000	506,160
COP 5%, 1/1/2005 (Insured; AMBAC)	1,000,000	1,000,000
Tax Increment Revenue (Mandarin Oriental)
Zero Coupon, 7/1/2005 (Insured; FSA)	2,890,000	2,860,551

Florida--5.1%

Highlands County Health Facilities Authority, Revenue
(Adventist Health/Sunbelt) 3.35%, 9/1/2005	4,000,000	4,026,840

Hillsborough County Industrial Development Authority,
HR (Tampa General Hospital Project)
4%, 10/1/2006	1,640,000	1,678,983

Lee County Industrial Development Authority,
Health Care Facilities Revenue
(Cypress Cove Healthpack)
4.75%, 10/1/2008	3,000,000	3,002,340

Miami-Dade County, Aviation Revenue
5.25%, 10/1/2008 (Insured; FGIC)	2,000,000	2,177,280

Tampa, Revenue (Health System-
Catholic Health)
5%, 11/15/2009 (Insured; MBIA)	1,000,000	1,093,670

West Orange Healthcare District, Revenue
5.30%, 2/1/2007	1,155,000	1,222,036

Georgia--1.0%

Development Authority of the City of
Milledgeville and Baldwin County, Revenue
(Georgia College and State University
Foundation Property III, LLC
Student Housing System Project):
5%, 9/1/2007	640,000	669,798
5%, 9/1/2008	835,000	881,919
5%, 9/1/2009	1,045,000	1,107,606

Hawaii--.5%

Kuakini, Health System Special Purpose Revenue
5%, 7/1/2007	1,235,000	1,270,766

Illinois--3.4%

Alton, Hospital Facility Revenue
(Saint Anthonys Health Center)
5.875%, 9/1/2006	830,000	836,291

Chicago Housing Authority, Capital Program Revenue
5%, 7/1/2006	4,000,000	4,143,040

Chicago Wastewater Transmission, Revenue
5.30%, 1/1/2005 (Insured; FGIC)	2,000,000	2,000,000

Northern Illinois University, Revenues
(Auxilary Facilities System)
Zero Coupon, 4/1/2006 (Insured; FGIC)	1,865,000	1,811,325

Indiana--2.3%

Indiana Development Finance Authority, SWDR
(Waste Management Inc., Project) 2.70%, 10/1/2005	1,000,000	998,280

Indiana Health Facility Financing Authority, HR
(Methodist Hospital Inc.) 5%, 9/15/2005	1,000,000	1,018,470

Purdue University, University Revenues
(Purdue University Student Facilities System)
5%, 7/1/2006	3,755,000	3,905,613

Iowa--7.2%

Ankeny Community School District,
Sales and Services Tax Revenue
(School Infrastructure) 4%, 7/1/2006	2,560,000	2,616,755

Eddyville, PCR (Cargill Inc. Project)
5.40%, 10/1/2006	2,760,000	2,892,949

Iowa Student Loan Liquidity Corp.,
Student Loan Revenue:
4.90%, 12/1/2005	10,000,000	10,247,200
4.55%, 12/1/2007 (Insured; AMBAC)	3,000,000	3,135,030

Kansas--1.6%

Burlington, EIR (Kansas City Power and Light):
4.75%, Series A, 10/1/2007	1,000,000	1,044,980
4.75%, Series B, 10/1/2007	2,000,000	2,089,960
4.75%, Series D, 10/1/2007	1,000,000	1,044,980

Louisiana--3.1%

Calcasieu Parish Industrial Development Board, PCR
(Occidental Petroleum Project)
4.80%, 12/1/2006	3,000,000	3,109,620

Saint Charles Parish, PCR

(Entergy Louisiana Inc. Project)
4.90%, 6/1/2005	4,900,000	4,941,993

Maine--.8%

Maine Finance Authority, SWDR
(Waste Management Inc. Project)
3.80%, 11/1/2009	2,000,000	1,981,880

Massachusetts--2.1%

Massachusetts Development Finance Agency,
RRR (Semass System)
5%, 1/1/2005 (Insured; MBIA)	4,000,000	4,000,000

Massachusetts Health and Educational Facilities
Authority, Revenue
(Partners Healthcare System)
5%, 7/1/2008	1,500,000	1,619,700

Michigan--5.5%

Eaton County, Temporary Notes
(Carrier Creek Drain Number 326)
2.75%, 12/1/2006	2,000,000	2,000,880

Michigan Hospital Finance Authority:
(Henry Ford Health System)
5%, 3/1/2005	1,000,000	1,004,490
(Sparrow Obligation Group):
5%, 11/15/2005	1,250,000	1,277,737
5%, 11/15/2006	1,500,000	1,560,015
5.25%, 11/15/2008	3,000,000	3,228,990

University of Michigan, University Revenues
(Hospital) 5%, 12/1/2006	5,100,000	5,347,146

Mississippi--1.2%

Mississippi (Gaming Counties
Highway Improvements Project)
5%, 10/1/2008 (Insured; AMBAC)	3,000,000	3,267,330

Missouri--.8%

Saint Louis Industrial Development Authority,
Mutlifamily Housing Revenue
(Vaughn Elderly Apartments Project)
4%, 12/20/2006	2,000,000	2,023,260

Nebraska --1.2%

University of Nebraska, University Revenues
(Lincoln Memorial Stadium)
5%, 11/1/2007	3,035,000	3,234,339

Nevada--1.2%

Washoe County Airport Authority,

Airport System Improvement Revenue
5%, 7/1/2005 (Insured; FGIC)	3,025,000	3,067,713

New Hampshire--.8%

New Hampshire Business Finance Authority,
PCR (United Illuminating )
3.50%, 2/1/2009	2,000,000	1,990,240

New Jersey--6.6%

New Jersey Economic Development Authority, Revenue:
Cigarette Tax
5%, 6/15/2008	2,750,000	2,951,658
Construction
5%, 6/15/2008	6,000,000	6,480,300
Department of Human Services (Pooled Financing)
4%, 7/1/2005	1,350,000	1,362,326
First Mortgage
(Cadbury Corp. Project)
4.65%, 7/1/2006 (Insured; ACA)	1,565,000	1,591,605
Market Transition Facility
5%, 7/1/2005 (Insured; MBIA)	2,500,000	2,538,075

Union County Utilities Authority, Solid Waste Revenue
Senior Lease (Ogden Martin)
5.50%, 6/1/2008 (Insured; AMBAC)	2,240,000	2,438,150

New Mexico--.8%

Jicarilla Apache Nation, Revenue
4%, 9/1/2008	765,000	791,025

New Mexico Financing Authority, Revenue
(Public Project Revolving Fund)
4%, 6/1/2007 (Insured; AMBAC)	1,145,000	1,189,689

New York--12.1%

Dutchess County Industrial Development Agency,
IDR (IBM Project)
5.45%, 12/1/2009	2,000,000	2,195,140

Long Island Power Authority, Electric System Revenue
4.50%, 6/1/2005	2,250,000	2,272,703

New York City 5%, 8/1/2006	1,500,000	1,562,160

New York State 5.625%, 8/15/2009	5,000,000	5,156,650

New York State Dormitory Authority:
(City University System Consolidated
Fifth General Resolution Revenue)
5.25%, 1/1/2009	2,000,000	2,183,820
(Lenox Hill Hospital Obligation Group)
5.25%, 7/1/2008	1,250,000	1,329,738
LR (Court Facilities Lease-New York City Issue)
5%, 5/15/2007	3,500,000	3,703,630
(South Nassau Communities Hospital)

5.25%, 7/1/2009	945,000	1,024,975

New York State Urban Development Corp., Correctional
and Youth Facilities, Service Contract Revenue
(Empire State Development Corp.)
5.25%, 1/1/2009	2,000,000	2,179,220

Port Authority of New York and New Jersey,
Special Obligation Revenue,
(Special Project- JFK International Air Terminal 6)
6.25%, 12/1/2008 (Insured; MBIA)	2,000,000	2,228,660

Tobacco Settlement Financing Corp.,
Revenue Asset Backed:
5%, 6/1/2006	1,200,000	1,243,608
4%, 6/1/2007	4,275,000	4,416,759
5%, 6/1/2007	2,000,000	2,112,880

North Carolina--.6%

North Carolina Medical Care Commission
Retirement Facilities, Revenue, First Mortgage
(Cypress Glen) 3.80%, 10/1/2007	1,500,000	1,507,770

Ohio--3.7%

Hamilton County Local District, Cooling Facilities
Revenue (Trigen Cinergy)
4.60%, 6/1/2009	2,000,000	2,037,040

Lorain County, HR, Improvement (Catholic Healthcare):
5%, 10/1/2006	3,655,000	3,804,307
5.25%, 10/1/2007	3,515,000	3,745,584

Oklahoma--3.4%

Oklahoma Development Finance Authority, LR:
(Master Oklahoma State System Higher Education)
4%, 6/1/2006	1,000,000	1,023,790
(Oklahoma State System Higher Education)
3%, 12/1/2008 (Insured; MBIA)	1,000,000	1,014,600

Tulsa County Independent School District:
4%, 7/1/2005	1,125,000	1,136,453
4%, 7/1/2006	1,125,000	1,154,801
4%, 7/1/2007	1,125,000	1,171,069
4%, 7/1/2008	1,160,000	1,218,963

Tulsas Port Catoosa Facilities Authority,
Revenue (Cargill Inc. Project)
5.35%, 9/1/2006	2,100,000	2,196,012

Pennsylvania--2.5%

Allegheny County, Airport Revenue
(Pittsburgh International Airport)
5.75%, 1/1/2006 (Insured; MBIA)	2,000,000	2,062,300

Philadelphia Hospitals and Higher Education

Facilities Authority, Revenue
(Jefferson Health System):
5%, 5/15/2009	1,795,000	1,918,981
5%, 5/15/2009	2,310,000	2,487,200

Rhode Island--.4%

Rhode Island Health and Educational Building Corp.,
Revenue (Hospital Financing)
3%, 9/1/2006 (LOC; Fleet National Bank)	1,165,000	1,174,809

South Carolina--.4%

College of Charleston, Higher Education Facilities Revenue
4%, 10/1/2005 (Insured; FGIC)	1,145,000	1,161,889

Texas--2.8%

Gulf Coast Waste Disposal Authority,
SWDR (Quaker Oats Co. Project)
5.70%, 5/1/2006	2,750,000	2,853,840

Houston Water and Sewer System, Revenue
5%, 12/1/2005 (Insured; MBIA)	2,355,000	2,417,996

North Central Texas Health Facility Development Corp.,
Revenue (Baylor Health Care System Project)
5.50%, 5/15/2007	2,000,000	2,129,480

Utah--.9%

Utah Board of Regents, Student Loan Revenue
5%, 5/1/2006	2,310,000	2,381,287

Virginia--9.5%

Chesterfield County Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.50%, 10/1/2009	3,000,000	3,182,910

Fairfax County, Public Improvement
4%, 6/1/2005	5,000,000	5,043,900

Fairfax County Economic Development Authority, RRR
5.85%, 2/1/2006 (Insured; AMBAC)	4,000,000	4,152,640

Fredericksburg Industrial Development Authority,
Hospital Facilities Revenue
(Medicorp Health System)
5%, 8/15/2006	1,665,000	1,729,535

Hopewell, Public Improvement
5%, 7/15/2009	3,250,000	3,407,657

Roanoke Industrial Development Authority, HR
(Carilion Health System)
4%, 7/1/2006 (Insured; MBIA)	3,235,000	3,314,419

Southwest Virginia Regional Jail Authority,

Jail Facilities Grant Anticipation Notes
3%, 9/1/2006 (Insured; MBIA)	4,000,000	4,021,320
Washington--1.1%
Energy Northwest, Wind Project Revenue
4.30%, 7/1/2005	615,000	619,674
Washington, COP
(Department of Ecology)
4.50%, 4/1/2008 (Insured; AMBAC)	1,000,000	1,060,250
Washington Public Power Supply System
(Nuclear Project Number 2 Revenue)
5.75%, 7/1/2009	1,000,000	1,123,240
Wisconsin--1.9%
Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
5.50%, 6/1/2006	2,000,000	2,044,040
Racine, SWDR (Republic Services Project)
3.25%, 4/1/2009	3,000,000	2,952,240
U.S. Related--1.3%
Puerto Rico Public Buildings Authority,
Revenue (Government Facilities)
4.50%, 7/1/2007	2,000,000	2,090,160
Virgin Islands Public Finance Authority, Revenue
6%, 10/1/2006	1,220,000	1,273,265
Total Investments (cost $261,949,176 )	100.8%	263,341,089
Liabilities, Less Cash and Receivables	(.8%)	(2,063,107)
Net Assets	100.0%	261,277,982
Notes to Statement of Investments:

a Inverse Floater Security - the interest rate is subject to change periodically.
b Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	February 18, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)